Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.88844%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,513,533.80

Principal:
Principal Collections	$28,626,486.18
Prepayments in Full	$11,712,209.24
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$40,338,695.42
Collections	$45,852,229.22

Purchase Amounts:
Purchase Amounts Related to Principal	$270,129.65
Purchase Amounts Related to Interest	$1,485.60
Sub Total	$271,615.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,123,844.47

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,123,844.47
Servicing Fee	$1,163,890.88	$1,163,890.88	$0.00	$0.00	$44,959,953.59
Interest - Class A-1 Notes	$1,085,904.35	$1,085,904.35	$0.00	$0.00	$43,874,049.24
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$42,637,465.91
Interest - Class A-2b Notes	$1,046,833.78	$1,046,833.78	$0.00	$0.00	$41,590,632.13
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$39,465,038.38
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$39,179,100.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,179,100.88
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$38,984,003.88
Second Priority Principal Payment	$5,366,952.61	$5,366,952.61	$0.00	$0.00	$33,617,051.27
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$33,477,442.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,477,442.10
Regular Principal Payment	$213,173,726.71	$33,477,442.10	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,123,844.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,366,952.61
Regular Principal Payment					$33,477,442.10
Total					$38,844,394.71

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$38,844,394.71	$146.58	$1,085,904.35	$4.10	$39,930,299.06	$150.68
Class A-2a Notes	$0.00	$0.00	$1,236,583.33	$4.73	$1,236,583.33	$4.73
Class A-2b Notes	$0.00	$0.00	$1,046,833.78	$5.23	$1,046,833.78	$5.23
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$38,844,394.71	$29.52	$6,115,558.88	$4.65	$44,959,953.59	$34.17

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$218,540,679.32	0.8246818	$179,696,284.61	0.6780992
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,269,320,679.32	0.9646907	$1,230,476,284.61	0.9351687

Pool Information
Weighted Average APR	4.928%	4.945%
Weighted Average Remaining Term	55.02	54.27
Number of Receivables Outstanding	39,725	38,957
Pool Balance	$1,396,669,056.49	$1,356,059,825.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,273,716,834.15	$1,237,653,726.71
Pool Factor	0.9676378	0.9395029

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$118,406,098.91
Targeted Overcollateralization Amount	$161,773,288.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$125,583,541.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$405.80
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$405.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0004%
Current Collection Period			0.0004%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		77	$822.92
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$822.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$10.69
Average Net Loss for Receivables that have experienced a Realized Loss			$10.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	147	$5,644,406.81
61-90 Days Delinquent	0.06%	17	$760,720.82
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	164	$6,405,127.63

Repossession Inventory:
Repossessed in the Current Collection Period		3	$79,558.01
Total Repossessed Inventory		3	$79,558.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0025%
Current Collection Period			0.0436%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0561%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	150	$6,950,010.63
2 Months Extended	96	$4,655,315.69
3+ Months Extended	9	$463,564.56

Total Receivables Extended	255	$12,068,890.88
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer